Cover	Oct. 31, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2022
Entity File Number	001-31817
Entity Registrant Name	Cedar Realty Trust, Inc.
Entity Central Index Key	0000761648
Entity Tax Identification Number	42-1241468
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2529 Virginia Beach Blvd.
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23452
City Area Code	757
Local Phone Number	627-9088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
7.25% Series B Cumulative Redeemable Preferred Stock
Title of 12(b) Security	7.25% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	CDRpB
Security Exchange Name	NYSE
6.50% Series C Cumulative Redeemable Preferred Stock
Title of 12(b) Security	6.50% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	CDRpC
Security Exchange Name	NYSE